CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
CASH AND CASH EQUIVALENTS	$ 152,040,070	$ 212,733,025
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12,616,460	15,424,483
Debt securities	942,761	5,622,562
Derivatives	3,877,749	4,148,248
Equity instruments	7,795,950	5,653,673
FINANCIAL ASSETS AT AMORTIZED COST	349,113,843	280,486,554
Loans and advances to government sector	511	581
Loans and advances to central bank	6,005	23,695
Loans and advances to financial institutions	1,755,198	6,902,232
Loans and advances to customers	277,823,797	258,724,084
Reverse repurchase agreements	48,686,967
Other financial assets	20,841,365	14,835,962
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	127,572,351	61,543,514
Debt securities	127,543,852	61,506,254
Equity instruments	28,499	37,260
INVESTMENT IN JOINT VENTURES AND ASSOCIATES	1,442,345	1,410,346
TANGIBLE ASSETS	35,658,422	37,423,357
Property and equipment	33,768,154	35,494,157
Investment properties	1,890,268	1,929,200
GOODWILL AND INTANGIBLE ASSETS	1,553,897	1,061,983
INCOME TAX ASSETS	5,920,397	4,152,062
Current	487	35,639
Deferred	5,919,910	4,116,423
OTHER ASSETS	6,880,802	3,791,770
NON-CURRENT ASSETS HELD FOR SALE	225,938	283,605
TOTAL ASSETS	693,024,525	618,310,699
LIABILITIES
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	188,694	4,974,233
Derivatives	188,694	4,183,526
Trading liabilities		790,707
FINANCIAL LIABILITIES AT AMORTIZED COST	528,244,795	457,814,875
Bank Loans	9,626,028	8,371,111
Deposits from government sector	5,628,415	3,999,990
Deposits from financial institutions	861,653	242,903
Deposits from customers	471,733,196	395,993,904
Other financial liabilities	39,226,721	39,242,734
Debt Securities Issued	1,168,782	9,964,233
PROVISIONS	6,027,601	7,234,088
INCOME TAX LIABILITIES	3,196,825	10,218,097
Current	3,157,486	10,218,097
Deferred	39,339
OTHER LIABILITIES	40,823,216	23,252,497
TOTAL LIABILITIES	578,481,131	503,493,790
EQUITY
Share capital	612,710	612,710
Share premium	26,386,953	26,386,953
Inflation adjustment to share capital	18,640,670	18,640,670
Reserves	119,196,249	92,525,638
Accumulated loss	(58,285,838)	(26,122,154)
Accumulated other comprehensive income	5,830,351	626,581
Equity attributable to owners of the Bank	112,381,095	112,670,398
Non-controlling interests	2,162,299	2,146,511
TOTAL EQUITY	114,543,394	114,816,909
TOTAL LIABILITIES AND EQUITY	$ 693,024,525	$ 618,310,699